As filed with the U.S. Securities and Exchange Commission on February 16, 2018
File No. 333-08685
File No. 811-09152
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
Pre-Effective Amendment No. __     [   ]
Post-Effective Amendment No. 38    [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
Amendment No. 38
(Check appropriate box or boxes.)
The Staar Investment Trust
(Exact Name of Registrant as Specified in Charter)
120 E. 23rd Street, 5th Floor, New York, New York 10010
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code  +1 (212) 313-9501
Brett C. Boshco
UBS Asset Management (Americas) Inc.
120 E. 23rd Street, 5th Floor
New York, NY 10010
(Name and Address of Agent for Service)

Please send copies of all communications to:
Jana L. Cresswell, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
[   ] immediately upon filing pursuant to paragraph (b)
[   ] on [Date] pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[   ] on [Date] pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on [Date] pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STAAR Investment Trust
Series Funds

PROSPECTUS
April 17, 2018

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR Investment Trust PROSPECTUS	Page 1

STAAR Alternative Categories Fund

Prospectus
Ticker: SITAX
April 17, 2018

FUND SUMMARY

INVESTMENT OBJECTIVE:  The Staar Alternative Categories Fund (the "AltCat Fund") pursues growth of investors' capital .

FEES AND EXPENSES:  These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial intermediary and in "Choosing a Share Class" on page __ of the Fund's prospectus and in "___________" on page __ of the Fund's statement of additional information ("SAI").  [TO BE UPDATED IN 485(B)]

Shareholder fees  (fees paid directly from your investment)

	Class A	Class C	Investor Class	Institutional Class
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	None	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None[1]	1.00%	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Investor[3] Class	Institutional Class
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25	1.00	[0.01]	None
Other expenses[2]		1.53
Acquired fund fees and expenses[2]		0.41
Total annual fund operating expenses		2.42

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within 18 months of the purchase date.
[2]	"Other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
3 The original shares of the Fund have been designated Investor Class shares.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

STAAR Investment Trust PROSPECTUS	Page 2

	1 year	3 years	5 years	10 years
Class A	$	$	$	$
Class C (assuming sale of all shares at end of period)
Class C (assuming no sale of shares)
Investor Class
Institutional Class

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ____ % of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund.  A broad mix of investment types and management styles may be employed.  The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.  Issuers of debt securities can also default on the bond principal.  This applies to cash positions and any bond positions that the Fund might take.  However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.

STAAR Investment Trust PROSPECTUS	Page 3

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause  taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns:  The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Class shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 201 7

During the 10-year period shown in the bar chart, the highest return for a quarter was +10.44% (quarter ending 6/30/09) and the lowest return for a quarter was -16.79% (quarter ending 9/30/11).

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/16 [TO BE UPDATED IN 485(B) FILING]	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR AltCat Fund
Investor Class Shares
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions and Sale of Fund Shares*
Class A Shares**
Return Before Taxes
Class C Shares**
Return Before Taxes
Institutional Class Shares**
Return Before Taxes
MSCI ACWI USD Index (world stock)

*
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

** Historical performance for Class A shares, Class C shares and Institutional Class shares prior to their inception is based on the performance of the Investor Class shares.  Investor Class shares performance has been adjusted to include the addition of the sales charges and Rule 12b-1 fees for Class A shares and Class C shares, respectively.

MANAGEMENT
Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.

STAAR Investment Trust PROSPECTUS	Page 4

Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.
TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Investment Trust PROSPECTUS	Page 5

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR AltCat Fund pursues long-term growth of investors' capital.

PRINCIPAL INVESTMENT STRATEGIES: This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds ("ETFs"). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests may themselves hold the securities of domestic or foreign companies.  There are no limits on the size of companies that may be owned directly or indirectly though underlying funds, however the Fund's holdings are generally funds that own securities of large and mid capitalization domestic and foreign companies. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries.  Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the

STAAR Investment Trust PROSPECTUS	Page 6

Fund to underperform its comparison benchmark(s) or other funds with similar objectives.
Cash Management: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS

A list of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI") and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund's Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund's Board of Trustees'   approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 201 7 .

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets

STAAR Investment Trust PROSPECTUS	Page 7

of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or priced at the close of market trading.

CHOOSING A SHARE CLASS
The Fund offers four classes of shares: Class A shares, Class C shares, Investor Class Shares and Institutional Class of shares.  Below is information about each class of shares.

Class A Shares
Class A shares of the Fund are retail shares that require you to pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to a Rule 12b-1 fee of 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the public offering price ("POP"), which is the NAV next determined after your order is received, plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint thresholds," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The sales charge is determined as follows:

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	See Below

STAAR Investment Trust PROSPECTUS	Page 8

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares. As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed, as described above. Any applicable CDSC on Class A shares will be based on the lower of cost or current market value.

Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of a Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility. The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions: You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from a Fund.

Account Reinstatement: You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of a Fund within 120 days of the date of the redemption. To reinvest in Class A shares at NAV (without paying a sales charge), you must notify the Fund in writing or notify your financial intermediary at the time of the transaction.

Letter of Intent ("LOI"): By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds. The investment must satisfy the initial purchase agreement. Reinvested distributions do not count as purchases made during this period. The Fund will hold in escrow shares equal to approximately 4.75% of the amount of shares you indicate in the LOI. If you do not invest the amount specified in the LOI before the expiration date, the transfer agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date. Otherwise, the transfer agent will release the escrowed shares when you have invested the agreed amount. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Rights of Accumulation ("ROA"): You may combine the value at the current public offering price of Class A shares of the Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment. ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.

For the purpose of obtaining a breakpoint discount, members of your "immediate family" include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own shares in the Fund.

STAAR Investment Trust PROSPECTUS	Page 9

Class C Shares
The offering price of a Class C share is the NAV per share with no initial sales charge. Class C  shares of the Fund are subject to a Rule 12b-1 fee of 1.00% of the average daily net assets of the Fund's Class C shares. If you purchase Class C shares of a Fund, you will be subject to a 1.00% CDSC if you redeem your shares within 12 months of purchase. The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions. Investments of $1 million or more for purchase into Class C will be rejected. Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A.

You may buy shares of a Fund by contacting the securities broker-dealer or other financial services firm who gave you this Prospectus. When you buy shares, be sure to specify whether you want Class C shares.

Investor Class Shares
Institutional Class shares are sold without a sales charge/load and with a 12b-1 fee of up to 0.25% of average daily net assets.

Institutional Class Shares
Institutional Class shares are sold without a sales charge/load and without a 12b-1 fee.  Institutional Class shares are only available to institutional investors with an at least at initial $1 million investment; or through financial intermediaries that have entered into an agreement with the Trust or its distributor and such financial intermediaries: (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services; or (ii) intend to offer such shares on their no-load platform. The minimum initial investment for Institutional Class shares may also be waived for individual accounts of a financial intermediary, provided the aggregate value of such accounts invested in Institutional Class shares is at least $1 million or is anticipated by the Advisor to reach $1 million.

BUYING SHARES
BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund and Class of a Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.
BY WIRE: Call Shareholder Services for availability and instructions.
BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000 for Class A, Class C and Investor Class shares.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain

STAAR Investment Trust PROSPECTUS	Page 10

investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request

STAAR Investment Trust PROSPECTUS	Page 11

personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:
1.	Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.
2.	Include the Fund name and account number.
3.	Include the amount of the transaction in terms of shares or dollars or percentages.
4.	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•	Distributions are taxable whether reinvested or not.

STAAR Investment Trust PROSPECTUS	Page 12

•	Distributions declared in December but not paid until January are taxable as if received in December.
•	You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).
•	Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.
•	Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.
•	Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.
•
If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund's distribution schedule before you invest.

•	Special rules apply to IRAs and other deferred accounts.
•	You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

STAAR Investment Trust PROSPECTUS	Page 13

FREQUENT TRADING AND RELATED POLICIES:
The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:
The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Funds' advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.
The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board of Trustees annually reviews the Investment Portfolio Advisor's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.
12B-1 FEES:  The Fund has adopted a plan under Rule 12b-1 ("12b-1 Plan") for Investor Class shares that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares and/or services provided to shareholders.  The maximum 12b-1 fee for Investor Class shares is 0.25% of the average daily net assets of the class. The Fund also has adopted a 12b-1 Plans for Class A and Class C shares.  Under the 12b-1 Plans, Class A and Class C shares pay a distribution fee of 0.25% and 1.00%, respectively, of the average daily net assets of the class to the Fund's distributor or certain other third parties to finance any activity which is principally intended to result in the sale of Class A or Class C shares. Under the 12b-1 plans, 0.75% of the 1.00% distribution and servicing fee for Class C shares may be used for distribution related activities and the remaining 0.25% may be used for shareholder servicing expenses. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION: The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers

STAAR Investment Trust PROSPECTUS	Page 14

as part of their compensation. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS	Page 15

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.  [TO BE UPDATED IN 485(B) FILING]
AltCat Fund

Selected Per-Share Data Year End December 31	2016	2015	2014	2013	2012
Net asset value, at Beg. of period	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96
Income From Investment Operations: ***
Net investment (loss)*	(0.06)	(0.07)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on securities	0.44	(0.67)	0.39	2.65	1.16
Total from investment operations	0.38	(0.74)	0.34	2.59	1.10
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.02)	(0.13)	(1.06)	(0.62)	(0.06)
Total from distributions	(0.02)	(0.13)	(1.06)	(0.62)	(0.06)
Net Asset Value, at end of Period	$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00
Total return (%)**	2.87%	(5.20)%	2.25%	20.01%	9.18%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 2,668	$ 3,162	$ 3,375	$ 3,499	$ 2,816
Ratio of expenses to average net assets (%)	2.34%	2.09%	1.97%	1.96%	2.16%
Ratio of net inv. (loss) to avg net assets (%)	(0.46)%	(0.46)%	(0.35)%	(0.42)%	(0.46)%
Portfolio turnover rate	20.49%	29.65%	25.18%	21.90%	10.84%
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS	Page 16

Where to Learn More

Mailing Address:  Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS	Page 17

STAAR General Bond Fund
Prospectus
Ticker: SITGX
April 17, 2018

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES  [TO BE UPDATED IN 485(B)]
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution (12b-1) Fees	0.03%
Other Expenses	%
Acquired Fund Fees & Expenses	%
Total Annual Fund Operating Expenses	%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher ("investment grade").  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market

STAAR Investment Trust PROSPECTUS	Page 18

conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   [TO BE UPDATED IN 485(B) FILING]As of 12/31/2017 the Fund had __% of its assets invested in US Government, Government Agency, FDIC backed CDs and Government Money Market Funds.  __% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was __ years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.  Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Prospectus Fund's website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2017 [TO BE UPDATED IN 485(B) FILING]

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.69% (quarter ending 06/30/09) and the lowest return for a quarter was –3.53% (quarter ending 09/30/08).

STAAR Investment Trust PROSPECTUS	Page 19

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended 12/31/17	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR General Bond Fund
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions and Sale of Fund Shares*
Barcap Intermediate Gov't/Credit Index 2 (Reflects no deductions for taxes, fees or sales charges)

*  After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.

Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Investment Trust PROSPECTUS	Page 20

Additional Information about the Fund's Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher ("investment grade").  The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor (s) depending on market conditions and trends.  In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years.   At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.  [TO BE UPDATED IN 485(B) FILING] As of 12/31/2017 the Fund had __% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  __% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was __ years.
The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.
The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.
Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.
The Advisor is given a high degree of flexibility in choosing maturities.  In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities.  As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.
The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its Advisor(s) may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the

STAAR Investment Trust PROSPECTUS	Page 21

expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.
The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
Use of derivatives is intended to be limited to a small percentage of the Fund's assets (5% or less) and is not a primary investment strategy.
The Fund and its Advisors seek to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term tax events may be triggered that would be passed through to shareholders.
In deciding to buy, hold or sell a particular mutual fund, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and its holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and Advisor's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Cash Management: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.
Junk Bond Risk: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk."  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody's) to D (S&P) and C (Moody's).  A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.
Derivatives: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

PORTFOLIO HOLDINGS:  A list of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI") and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000

STAAR Investment Trust PROSPECTUS	Page 22

Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund's Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .25% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the

STAAR Investment Trust PROSPECTUS	Page 23

newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES
BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.
BY WIRE: Call Shareholder Services for availability and instructions.
BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

STAAR Investment Trust PROSPECTUS	Page 24

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid

STAAR Investment Trust PROSPECTUS	Page 25

disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•	Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•	Distributions are taxable whether reinvested or not.
•	Distributions declared in December but not paid until January are taxable as if received in December.
•	You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).
•	Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.
•	Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.
•	Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.
•
If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund's distribution schedule before you invest.

•	Special rules apply to IRAs and other deferred accounts.
•	You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or

STAAR Investment Trust PROSPECTUS	Page 26

redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

FREQUENT TRADING AND RELATED POLICIES:
The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:
The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Funds' advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

STAAR Investment Trust PROSPECTUS	Page 27

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor's Agreement and the Advisor's ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION
The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS	Page 28

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.  [TO BE UPDATED IN 485(B) FILING]
General Bond Fund

Selected Per-Share Data Year End December 31	2016	2015	2014	2013	2012
Net asset value, at Beg. of period	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85
Income From Investment Operations: ***
Net investment income*	0.04	0.07	0.08	0.14	0.14
Net realized and unrealized gain (loss) on securities	0.11	(0.27)	(0.09)	(0.21)	0.32
Total from investment operations	0.15	(0.20)	(0.01)	(0.07)	0.46
Distributions:
From net investment income	(0.04)	(0.07)	(0.08)	(0.14)	(0.14)
From net realized gain	-	-	-	-	-
Total from distributions	(0.04)	(0.07)	(0.08)	(0.14)	(0.14)
Net Asset Value, at end of Period	$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17
Total return (%)**	1.58%	(2.02)%	(0.08)%	(0.68)%	4.68%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 1,410	$ 1,518	$ 1,666	$ 2,071	$ 2,337
Ratio of expenses to average net assets (%)	1.98%	1.57%	1.53%	1.46%	1.61%
Ratio of net inv. income to avg net assets (%)	0.45%	0.72%	0.83%	1.37%	1.37%
Portfolio turnover rate	20.36%	17.30%	12.92%	5.07%	22.53%
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS	Page 29

Where to Learn More

Mailing Address:  Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS	Page 30

STAAR International Fund
Prospectus
Ticker: SITIX
April 17, 2018

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR International Fund pursues growth of investors' capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

FEES AND EXPENSES : The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES [TO BE UPDATED IN 485(B)]
(fees paid directly from your investment)

The Fund is considered "no-load" since it imposes no front-end or back-end sales charges.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees & Expenses	%
Total Annual Fund Operating Expenses	%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

PORTFOLIO TURNOVER:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund's main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies.  The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends.  The Fund is

STAAR Investment Trust PROSPECTUS	Page 31

considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls.  Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Annual Total Returns:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2017 [TO BE UPDATED IN 485(B) FILING]

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).

STAAR Investment Trust PROSPECTUS	Page 32

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended 12/31/17	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR International Fund
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions and Sale of Fund Shares*
MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANGEMENT

Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.

Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Investment Trust PROSPECTUS	Page 33

Additional Information about the Funds' Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR International Fund pursues growth of investors' capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

PRINCIPAL INVESTMENT STRATEGIES: This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds ("ETFs").  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.
The funds in which the Fund invests will hold the securities of primarily foreign companies.  There are no limits on the size of companies that may be owned by underlying funds or directly.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.
In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.
The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor's evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.
Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

STAAR Investment Trust PROSPECTUS	Page 34

Cash Management: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI")  and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund's Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund's Board of Trustees'   approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS	Page 35

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES
BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.
BY WIRE: Call Shareholder Services for availability and instructions.
BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Investment Trust PROSPECTUS	Page 36

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

STAAR Investment Trust PROSPECTUS	Page 37

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•	Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•	Distributions are taxable whether reinvested or not.
•	Distributions declared in December but not paid until January are taxable as if received in December.

STAAR Investment Trust PROSPECTUS	Page 38

•	You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).
•	Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.
•	Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.
•	Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.
•
If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund's distribution schedule before you invest.

•	Special rules apply to IRAs and other deferred accounts.
•	You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

STAAR Investment Trust PROSPECTUS	Page 39

FREQUENT TRADING AND RELATED POLICIES:
The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:
The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Funds' advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor's Agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor(s). Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION
The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS	Page 40

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.  [TO BE UPDATED IN 485(B) FILING]
International Fund

Selected Per-Share Data Year End December 31	2016	2015	2014	2013	2012
Net asset value, at Beg. of period	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49
Income From Investment Operations: ***
Net Investment Income (loss)*	(0.03)	(0.03)	0.06	(0.02)	(0.03)
Net realized and unrealized gain (loss) on securities	0.02	(0.77)	(1.06)	0.98	1.29
Total from investment operations	(0.01)	(0.80)	(1.00)	0.96	1.26
Distributions:
From net investment income	-	-	(0.06)	-	-
From net realized gain	-	-	(0.91)	(0.08)	(0.21)
Total from distributions	-	-	(0.97)	(0.08)	(0.21)
Net Asset Value, at end of Period	$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54
Total return (%)**	(0.10%)	(7.57%)	(8.10%)	8.31%	11.98%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 1,730	$ 2,121	$ 2,378	$ 2,985	$ 2,664
Ratio of expenses to average net assets (%)	2.32%	2.14%	1.99%	1.98%	2.17%
Ratio of net inv. (loss) to avg net assets (%)	(0.32)%	(0.25)%	0.48%	(0.18)%	(0.31)%
Portfolio turnover rate	11.11%	17.45%	17.58%	14.37%	12.86%
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
 ** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS	Page 41

Where to Learn More

Mailing Address: Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS	Page 42

Larger Company Stock Fund
Prospectus
Ticker: SITLX
April 17, 2018

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

FEES AND EXPENSES:  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES  [TO BE UPDATED IN 485(B)]
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.01%
Other Expenses	%
Acquired Fund Fees & Expenses	%
Total Annual Fund Operating Expenses	%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was __% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES: This is a "fund of funds" that purchases the shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of large companies with market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  The Fund's investments represent a broad mix of industries. Depending on market conditions and

STAAR Investment Trust PROSPECTUS	Page 43

trends, the Advisor weights the Fund's overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.  Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by managers determine performance.  Transactions can cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
ANNUAL TOTAL RETURNS:  The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2017 [TO BE UPDATED IN 485(B) FILING]

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was –19.34% (quarter ending 12/31/08).

STAAR Investment Trust PROSPECTUS	Page 44

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended 12/31/17	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Larger Company Fund
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions and Sale of Fund Shares*
S&P 500 Index (Reflects no deductions for taxes, fees or expenses)

*
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.

Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

PURCHASE AND SALE OF FUND SHARES:  The minimum initial amount of investment in the Fund is $1,000.   The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.   A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Investment Trust PROSPECTUS	Page 45

Additional Information about the Funds' Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

PRINCIPAL INVESTMENT STRATEGIES:
This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds ("ETFs"). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.
The Fund's investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.
Up to 20% of the portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years.  The advisor may however sell a security that is not performing regardless of when it was purchased.  In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies' business plan and financial performance.
In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.
The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.
The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the

STAAR Investment Trust PROSPECTUS	Page 46

Fund to underperform its comparison benchmark(s) or other funds with similar objectives.
Cash Management: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI")  and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund's Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund's Board of Trustees'   approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017 .

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

STAAR Investment Trust PROSPECTUS	Page 47

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds.  All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or priced at the close of market trading.

BUYING SHARES
BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.
BY WIRE: Call Shareholder Services for availability and instructions.
BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The

STAAR Investment Trust PROSPECTUS	Page 48

entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.
ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if

STAAR Investment Trust PROSPECTUS	Page 49

earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•	Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

STAAR Investment Trust PROSPECTUS	Page 50

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•	Distributions are taxable whether reinvested or not.
•	Distributions declared in December but not paid until January are taxable as if received in December.
•	You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).
•	Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.
•	Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.
•	Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.
•
If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund's distribution schedule before you invest.

•	Special rules apply to IRAs and other deferred accounts.
•	You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

STAAR Investment Trust PROSPECTUS	Page 51

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

FREQUENT TRADING AND RELATED POLICIES:
The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:
The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Funds' advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.
The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board of Trustees annually reviews the Investment Portfolio Advisor's Agreement and the Advisor's ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION
The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in

STAAR Investment Trust PROSPECTUS	Page 52

excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS	Page 53

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.  [TO BE UPDATED IN 485(B) FILING]

Larger Company Stock Fund

Selected Per-Share Data Year End December 31	2016	2015	2014	2013	2012
Net asset value, at Beg. of period	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43
Income From Investment Operations: ***
Net investment (loss)*	(0.10)	(0.11)	(0.10)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on securities	0.80	(0.48)	1.06	3.35	1.32
Total from investment operations	0.70	(0.59)	0.96	3.25	1.24
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	(0.62)	(0.65)	(1.65)	-	-
Total from distributions	(0.62)	(0.65)	(1.65)	-	-
Net Asset Value, at end of Period	$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67
Total return (%)**	5.00%	(3.87)%	6.03%	25.65%	10.85%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 2,585	$ 3,158	$ 3,434	$ 3,694	$ 2,969
Ratio of expenses to average net assets (%)	2.31%	2.07%	1.99%	1.94%	2.14%
Ratio of net inv. (loss) to avg net assets (%)	(0.70)%	(0.77)%	(0.61)%	(0.72)%	(0.66)%
Portfolio turnover rate	9.45%	30.02%	21.72%	15.81%	5.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS	Page 54

Where to Learn More

Mailing Address:  Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS	Page 55

STAAR Short Term Bond Fund
Prospectus
Ticker: SITBX
April 17, 2018

FUND SUMMARY

INVESTMENT OBJECTIVE: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES [TO BE UPDATED IN 485(B)]
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees & Expenses	%
Total Annual Fund Operating Expenses	%
Advisor Voluntarily Waived Fees	(0.25)%*
Net Ratio	%

* The Advisor voluntarily waived .25% in fees for 2016, thru May 1, 2018.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

STAAR Investment Trust PROSPECTUS	Page 56

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher ("investment grade").   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   [TO BE UPDATED IN 485(B) FILING]As of 12/31/2017 the Fund had ___% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs.  __% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was ___ years.

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

ANNUAL TOTAL RETURNS: The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31,

STAAR Investment Trust PROSPECTUS	Page 57

2017[TO BE UPDATED IN 485(B) FILING]

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.39% (quarter ending 9/30/07) and the lowest return for a quarter was –1.04% (quarter ending 9/30/11).

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended 12/31/17	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Short Term Bond Fund 1
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions and Sale of Fund Shares*
Barcap 1-3 year Gov't Index 2 (Reflects no deductions for taxes, fees or expenses)

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Distributions representing a return of capital are not subject to income tax.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.

Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Investment Trust PROSPECTUS	Page 58

Additional Information about the Funds' Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:
The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments.  Cash positions will generally be held in one or more money market funds.  At the time of purchase, positions must be rated BBB or higher ("investment grade").   In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.  At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies.   [TO BE UPDATED IN 485(B) FILING]As of 12/31/2017 the Fund had ___% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs. __% was invested in Corporate bonds.  The Dollar Weighted Average Maturity was ___ years.
The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.
The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the Advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.
Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.
Bonds will normally have a maturity of between three (3) months and five (5) years when purchased.  The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.
The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.   The Fund may increase or decrease its cash and short-term holdings depending on the Advisor's evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.
The Fund and its Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index.  Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

STAAR Investment Trust PROSPECTUS	Page 59

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund's assets (5% or less) and is not a primary investment strategy.
In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction.  Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.
The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Cash Management: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.
Temporary Investments: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.
Junk Bond Risk: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk."  Junk bonds expose investors to higher volatility and greater risk of default.  Ratings range from AAA (S&P) and Aaa (Moody's) to D (S&P) and C (Moody's).  A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.
Derivatives:  Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets

PORTFOLIO HOLDINGS:  A list of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI") and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

STAAR Investment Trust PROSPECTUS	Page 60

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund's Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .25% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if

STAAR Investment Trust PROSPECTUS	Page 61

ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day or priced at the close of market trading.

STAAR Investment Trust PROSPECTUS	Page 62

BUYING SHARES
BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.
BY WIRE: Call Shareholder Services for availability and instructions.
BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.
Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.
Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES: You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

STAAR Investment Trust PROSPECTUS	Page 63

SELLING SHARES: You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.   If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the Advisor to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER: We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•	Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The STAAR Investment Trust reserves the right to revise these requirements without notice.

TRADE DATE: The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on

STAAR Investment Trust PROSPECTUS	Page 64

that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS: Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•	Distributions are taxable whether reinvested or not.
•	Distributions declared in December but not paid until January are taxable as if received in December.
•	You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).
•	Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.
•	Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.
•	Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.
•
If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund's distribution schedule before you invest.

•	Special rules apply to IRAs and other deferred accounts.
•	You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS: If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES: The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the

STAAR Investment Trust PROSPECTUS	Page 65

Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS: The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

FREQUENT TRADING AND RELATED POLICIES:
The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:
The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Funds' advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.

Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.

The Board of Trustees annually reviews the Investment Portfolio Advisor's Agreement and the Advisor's ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

STAAR Investment Trust PROSPECTUS	Page 66

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges

BROKERAGE ALLOCATION: The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS	Page 67

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.  [TO BE UPDATED IN 485(B) FILING]

Short Term Bond Fund

Selected Per-Share Data Year End December 31	2016	2015	2014	2013	2012
Net asset value, at Beg. of period	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86
Income From Investment Operations: ***
Net investment Income (Loss)*	(0.02)	(0.00)(a)	(0.01)	0.06	0.06
Net realized and unrealized gain (loss) on securities	0.03	(0.00) (a)	(0.06)	(0.04)	0.16
Total from investment operations	0.01	(0.00)	(0.07)	0.02	0.22
Distributions:
From net investment income	-	-	-	(0.06)	(0.06)
Return of Capital	-	-	-	-	-
From net realized gain	-	-	-	-	-
Total from distributions	-	-	-	(0.06)	(0.06)
Net Asset Value, at end of Period	$ 8.92	$ 8.91	$ 8.91	$ 8.98	$ 9.02
Total return (%)**	0.11%	(0.00)%	(0.78)%	0.23%	2.48%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 1,085	$ 842	$ 1,269	$ 1,287	$ 1,280
Ratio of expenses to average net assets (%)	1.44%	1.47%	1.48%	1.52%	1.55%
Ratio of net inv. income to avg net assets (%)	(0.25)%	(0.03)%	(0.11)%	0.69%	0.64%
Portfolio turnover rate	30.80%	0.00%	3.31%	48.25%	16.74%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.25)%	(0.06)%	-	(0.04)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.
(a) Amount is less than 0.005

STAAR Investment Trust PROSPECTUS	Page 68

Where to Learn More

Mailing Address:  Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Investment Trust PROSPECTUS	Page 69

Smaller Company Stock Fund
Prospectus
Ticker: SITSX
April 17, 2018

FUND SUMMARY

INVESTMENT OBJECTIVE:  The STAAR Smaller Company Fund pursues growth of investors' capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (Fees paid directly from your investment) [TO BE UPDATED IN 485(B)]

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	%
Acquired Fund Fees & Expenses	%
Total Annual Fund Operating Expenses	%

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ___% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES:  This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs).  The Advisor seeks out funds that invest in stocks of small companies with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1

STAAR Investment Trust PROSPECTUS	Page 70

billion and $3 billion.   The Fund's investments represent a broad mix of industries.  Depending on market conditions and trends, the Advisor may weigh the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND:  The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your investment in the Fund.  The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.  Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds.  Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy.   Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Small Companies  -- Small companies may be more vulnerable to competitive risks and may not have as much financial resources as large companies.  Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds.  Shareholders do not control investment transactions and decisions made by Advisor determine performance.  Transactions cause taxable distributions that are passed through to shareholders.  Investors in the Fund indirectly pay the expenses of underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund.  It is possible that the Fund may not achieve its investment objective.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
ANNUAL TOTAL RETURNS: The bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.staarfunds.com

Calendar Year Returns, periods ended December 31, 2017 [TO BE UPDATED IN 485(B) FILING]

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was –22.67% (quarter ending 12/31/08).

STAAR Investment Trust PROSPECTUS	Page 71

AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/17	One Year	5 Years	10 Years	Since Inception (05/28/97)
STAAR Smaller Company Fund
Return Before Taxes
Return After Taxes on Distributions*
Return After Taxes on Distributions and Sale of Fund Shares*
Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)

* After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.

Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Funds is $1,000.  The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund.   Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.

TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Investment Trust PROSPECTUS	Page 72

Additional Information about the Funds' Strategies and Risks

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES:  The STAAR Smaller Company Fund pursues growth of investors' capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.
PRINCIPAL INVESTMENT STRATEGIES: This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds ("ETFs").  The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective which fits into the Fund's mix of holdings, and reasonable fees and expenses.   The Advisor attempts to own shares of funds with a variety of management styles.
The Fund's investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion.  Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.
In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security.  The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested.  If a holding fails to perform up to expectations, it may be sold.
The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies.  However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions.  To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor's evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money.  Previously, principal risks were outlined.  Additional considerations include:
Market Behaviors: Markets go up and down.  Generally, some markets are more volatile than others, including smaller companies and emerging markets.  There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor.  Foreign stock markets may be riskier than U.S. markets.
Country, Region and Currency Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets.  In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S.  These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries.  Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.
Investment Management:  The Advisor is responsible for the selection and allocation of the Fund's investments.  Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.
Cash Management: As part of its overall strategy, the Fund's management may increase or decrease its cash positions.  The use of cash can adversely affect a fund's performance if too much is held during market advances.  Generally the Fund employs one or more money market funds to hold cash.  These funds carry their own risks

STAAR Investment Trust PROSPECTUS	Page 73

common to such funds, and may under perform other funds with similar objectives.
Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average).  Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.
Temporary Investments: The Fund may take temporary positions that depart from  its normal investment strategies and policies when such positions are believed to be in the Fund's best interest.   Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance."  An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.
Changes in Tax Laws: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS:  A list of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI")  and Annual or Semi-Annual Reports.  These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com.  The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services  Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

The Advisor is engaged to manage the Fund under an Advisory Agreement approved on an annual basis by the Fund's Board of Trustees including a majority of its Independent Trustees.  Under the terms of the Advisory Agreement, the Fund pays the Advisor an investment management fee based on a percentage of average net assets.  It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance.  These rates are currently set at .80% and .10% annualized respectively.  The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate.  A discussion regarding the basis of the Fund's Board of Trustees'   approval of the Advisory Agreement is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2017.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

The Fund and the STAAR Investment Trust - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Investment Trust PROSPECTUS	Page 74

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale.  Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security.  As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES
BY MAIL:  You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.
Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.  Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.
THROUGH YOUR REGISTERED REPRESENTATIVE: Your representative can help you with forms and the processing of your check.
BY WIRE: Call Shareholder Services for availability and instructions.
BY PAYROLL DEDUCTION: You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

NEW ACCOUNTS: We are required by law to obtain minimum personal or institutional information that we use to verify your identity.  If you do not provide the information we may not be able to open an account for you.  If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable

MINIMUM INITIAL INVESTMENT: The minimum initial amount of investment in the Funds is $1,000.   The entire amount may be invested in this Fund or may be split among any of the STAAR Funds subject to a $50 minimum per Fund.  Subsequent investments in the Fund will be subject to a $50 minimum per Fund.  Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.  The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Investment Trust PROSPECTUS	Page 75

ADDING TO YOUR INVESTMENTS

BY MAIL: You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

BY AUTOMATIC INVESTMENT PLAN: You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund.  If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

CHECK PURCHASES: All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.  The STAAR Funds do not accept cash, travelers' checks, money orders or checks not made out to the STAAR Investment Trust.  If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assessed by the Fund.  In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference.  The STAAR Funds do not accept future-dated checks.

EXCHANGING SHARES

You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

You are selling more than $40,000 worth of shares.

You want to have proceeds paid to someone who is not a registered owner.

You want to have the proceeds sent to an address other than the address of record.

You have changed the address on your account by phone within the last 15 days.

You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time.  If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.)  If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.  Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

STAAR Investment Trust PROSPECTUS	Page 76

Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS

The Funds currently do not charge a fee for redemptions.  However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed.  Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.  If you are contemplating a large redemption, please call Shareholder Services in advance.  This allows the advisors to plan any needed transactions and avoid disruptive effects to the Fund.

GOOD ORDER

 We reserve the right to delay transaction instructions that are not in "good order."  Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document.  To be in good order, instructions must:

•	Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.
•	Include the Fund name and account number.
•	Include the amount of the transaction in terms of shares or dollars or percentages.
•	Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.
The STAAR Investment Trust reserves the right to revise these requirements without notice

TRADE DATE

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase).  Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day).   The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open.  Orders received prior to 4 PM on a business day will be credited on that date.

TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS

Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS: The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned.  Distributions are normally paid annually in December.  You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

Taxes:  Each year you will receive a 1099 form showing the tax status of any distributions.  Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s).  Investors in taxable accounts should be aware of the following:

•	Distributions are taxable whether reinvested or not.

STAAR Investment Trust PROSPECTUS	Page 77

•	Distributions declared in December but not paid until January are taxable as if received in December.
•	You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).
•	Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.
•	Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.
•	Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.
•
If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date.  It is advisable to check a fund's distribution schedule before you invest.

•	Special rules apply to IRAs and other deferred accounts.
•	You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

Backup Withholding: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States.  Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.

RESPONSIBILITY FOR FRAUD: Neither the Fund nor its directors or service companies will be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so.  You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.

DORMANT ACCOUNTS:  If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.

ACCOUNTS WITH LOW BALANCES:   The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

CHANGES IN INVESTMENT MINIMUMS: At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

JOINT ACCOUNTS: Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

RIGHT TO DELAY ORDERS:  The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.

The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund.  This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.

STAAR Investment Trust PROSPECTUS	Page 78

FREQUENT TRADING AND RELATED POLICIES:
The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:
The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.
The Advisor does not knowingly accommodate frequent traders or investors trying to gain a short-term advantage based on closing valuations in a fund.  For example, transactions in fund shares that exceed certain amounts or occur on multiple days within short time periods may be scrutinized.  However, there is no assurance that the Funds' advisor or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances.  The Fund has the right to refuse any trades that the Advisor thinks could harm the majority of shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.

The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund.   In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.
Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.
The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.
The Board of Trustees annually reviews the Investment Portfolio Advisor's Agreement and the Advisor's ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio Advisor. Additional information may be found in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.
12B-1 FEES:  The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders.  The maximum fee is .25%.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION
 The Trustees and/or Advisor may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.

STAAR Investment Trust PROSPECTUS	Page 79

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Goff Backa Alfera & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.  [TO BE UPDATED IN 485(B) FILING]

Smaller Company Stock Fund

Selected Per-Share Data Year End December 31	2016	2015	2014	2013	2012
Net asset value at Beg. of period	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35
Income From Investment Operations: ***
Net investment (loss)*	(0.16)	(0.13)	(0.17)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on securities	2.19	(0.82)	0.01	3.91	1.43
Total from investment operations	2.03	(0.95)	(0.16)	3.75	1.32
Distributions:
From net investment income	-	-	-	-	-
From net realized gain	-	(1.35)	(0.92)	(0.33)	-
Total from distributions	-	(1.35)	(0.92)	(0.33)	-
Net Asset Value, at end of Period	$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67
Total return (%)**	17.34%	(6.76)%	(1.09)%	32.14%	12.75%
Ratios/Supplemental Data
Net assets at end of period (in $1000's)	$ 3,007	$ 3,411	$ 3,774	$ 4,403	$ 3,254
Ratio of expenses to average net assets (%)	2.29%	2.09%	1.98%	1.94%	2.13%
Ratio of net inv (loss) to avg net assets (%)	(1.35)%	(0.94)%	(1.15)%	(1.21)%	(0.95)%
Portfolio turnover rate	5.84%	39.36%	12.38%	10.62%	14.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Investment Trust PROSPECTUS	Page 80

Where to Learn More

Mailing Address:  Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147  * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 14 – COVER PAGE AND TABLE OF CONTENTS
PART B
STATEMENT OF ADDITIONAL INFORMATION
THE STAAR INVESTMENT TRUST
Alternative Categories Fund (ACF)
Investor Class - Ticker: SITAX
Class A – Ticker:
Class C– Ticker:
Institutional Class – Ticker:
General Bond Fund (GBF) – Ticker: SITGX
International Fund (INTF) – Ticker: SITIX
Larger Company Stock Fund (LCSF) – Ticker: SITLX
Short Term Bond Fund (STBF) – Ticker: SITBX
Smaller Company Stock Fund (SCSF) – Ticker: SITSX

Mutual Shareholder Services
8000 Town Centre Drive
Broadview Heights, OH 44147
1-888-717-8227 (1-888-71STAAR)

Barrel Park Investments, LLC (Advisor to the Trust)
120 E. 23rd Street, 5th Floor
New York, New York 10010
This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated April 17, 2018, as supplemented from time to time.
This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to Shareholder Services at the above address or by calling the toll free number above.
The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

Date: April 17, 2018

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 2

Item 15 – HISTORY
The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. On February 9, 2018, the Trust changed its form of organization from a Pennsylvania business trust to a Delaware statutory trust.

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS
As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

The Funds are:
Alternative Categories Fund (AltCat Fund) (ACF)
General Bond Fund (GBF)
International Fund (INTF)
Larger Company Stock Fund (LCSF)
Short Term Bond Fund (STBF)
Smaller Company Stock Fund (SCSF)

Each Fund has adopted certain investment strategies and risks that are described in the Prospectus of each Fund and incorporated here by reference.  Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

(1)   Each Fund will not issue senior securities, including not issuing securities that have preference or seniority over other classes; provided that this will not prevent a Fund from creating different classes of shares to provide for different arrangements for shareholder services or the distribution of securities or both, to the extent permitted by Rule 18f-3 of the 1940 Act.

(2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

(3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust's Funds does not exceed 5% of net asset values.  In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

 (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

(5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

(6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.
The purchase of real estate mortgage loans is permitted in the Bond Funds (GBF and STBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

(7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 3

(8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 4

Item 16 – DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS (Continued)
(9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.
The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any manager's activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which the Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.
(10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.
(11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

The Trust has certain non-fundamental policies that may be changed by the Trustees. Among these are the following:
1)	No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or
2)   purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.
3)  The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.
       (12) The Funds generally disclose their portfolio holdings on a quarterly basis in Annual and Semi-Annual Reports as well as NQ Filings.  Such disclosures are generally made within 60 days of a quarter's end.  At other times the manager(s) of the Funds may disclose that particular positions are held with respect to inquires from media, research organizations and individuals, but not as to specific share held or dollar amounts held.  General information about overall allocations may also be provided to such inquirers.

Item 17 – MANAGEMENT OF THE FUNDS
Board of Trustees
The Funds' Board of Trustees oversees the Fund's business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Funds in accordance with the provisions of the Investment Company Act, other applicable laws and the Funds' charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.
The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Funds, as that term is defined in the Act.  The Chairman of the Board is Brett C. Boshco. The Funds do not have a lead independent director.  Any Board member may propose items to be included on the Board's agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed.  They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 5

 The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Funds' characteristics and circumstances including the Funds' net assets, distribution arrangements, and the services provided by the Funds' service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 6

Item 17 – MANAGEMENT OF THE FUNDS (Cont.)
The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Funds.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Funds' shareholders are entitled.
Name, Address and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Robert Weiss 520 Madison Avenue New York, NY 10022 Age: 59	Trustee	Since February 1, 2018	Partner and General Counsel of MatlinPatterson and General Counsel of Matlin & Partners Acquisition Corporation (since 2002).	6	None
Ann Chung 130 Main Street New Canaan, CT 06840 Age: 36	Trustee	Since February 1, 2018	Vice President and Principal at J.H. Whitney Capital Partners (private equity fund) (since 2013). Previously, Vice President at Swander Pace Capital (2010-2013) and Associate at DLJ Merchant Banking Partners (2008-2010).	6	None
Shiliang Tang 152 Madison Avenue New York, NY 10016 Age: 31	Trustee	Since February 1, 2018	President of LedgerPrime, a digital asset market making and proprietary trading firm (since 2017). Previously, Co-Founder and COO of WorldCover (crop insurance in developing countries) (2015-2017) and a primary trader and risk manager in the Institutional Volatility Trading Group at Bank of America (2010-2014).	6	None
Interested Trustee
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 Age: 35	Interested Trustee	Since January 30, 2018	Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).	6	None

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 7

Compensation

Name and Position	Aggregate Compensation from the Trust*	Pension or Retirement Benefits as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust Complex Paid to Trustees
Robert Weiss Trustee	$0	N/A	N/A	$0
Ann Chung Trustee	$0	N/A	N/A	$0
Shiliang Tang Trustee	$0	N/A	N/A	$0
Janaya Moscony Chief Compliance Officer	$0	N/A	N/A	N/A
* The Trustees are newly elected and have not received any compensation from the Trust. The Chief Compliance Officer is new and has not yet received any compensation from the Trust.
Officers

The following individuals serve as officers of the Trust:
Name, Address and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 Age: 35	Interested Trustee, President, Treasurer and Secretary	Since January 30, 2018
Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).

Janaya Moscony 1140 Avenue of the Americas, Suite 915 New York, NY 10036	Chief Compliance Officer	Since February 1, 2018	Founder of SEC Compliance Consultants, Inc. and CCO Compliance Services, LLC

Indemnification
The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.
Board and Officer Ownership
As of February 1, 2018, members of the board and officers of the Trust owned no shares of the Funds.
Committees
Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.
The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committee also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.  The committee met two times in 2017 to engage in these oversight activities.

Code of Ethics: The Funds and the Advisor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act.  The code permits

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 8

personnel of the Funds and/or the Advisor to invest in securities, including securities that may be purchased or held by the Funds providing the procedures to prevent conflicts of interest by requiring the prior approval of the Chief Compliance Officer, and recording and reporting of transactions to the Fund's Board of Trustees.

Proxy Voting Policy: The Board of Trustees has adopted a Proxy voting policy under which the Fund advisor(s) exercise voting rights for securities owned by the Funds. The policy provides the following guidelines:

Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally vote as recommended by the Directors of the fund owned by the Trust unless there is some issue concerning the Directors' recommendations that the Manager(s) think might adversely affect shareholders.
If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.
In general, the same policies will be applied to other securities.  Generally The STAAR Funds own an extremely small amount of the outstanding shares of any security.
If the manager(s) think directors of any security have enacted policies adversely affecting our shareholders, they may elect to sell that security regardless of current performance.

Item 18 – CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

There are no Control Persons of the Funds or Trust.  The shareholders who owned 5% or more of each class of the Fund as of March 30, 2018, are as follows:

Item 19 – INVESTMENT ADVISORY AND OTHER SERVICES
Effective February 9, 2018, Barrel Park Investments, LLC, located at 120 E. 23rd Street, 5th Floor, New York, New York 10010, is investment adviser to each Fund (the "Advisor").  Prior to February 9, 2018, Staar Financial Advisors, Inc. (the "Prior Advisor") served as investment adviser to each Fund.
Fees to be paid to the Advisor under the terms of the Advisory Agreement and the fees paid under the previous investment advisory agreement to the Prior Advisor for the last three fiscal years are as follows:

	Monthly Rate*	Annualized*	2014 Amount Paid	2015 Amount Paid	2016 Amount Paid
GBF	.0208%	.25%	4,575	4,388	3,718
STBF	.0208%	.25%	2,682	-	-
LCSF	.0667%	.80%	27,230	26,936	23,228
SCSF	.0667%	.80%	31,386	28,454	24,843
INTF	.0667%	.80%	21,269	18,810	15,518
ACF	.0667%	.80%	26.995	26.919	23,007
*These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  Effective July 1, 2012, the management fees were reduced from .35% to .25% on the bond funds and from 90% to .80% on the stock funds.  For the period October 1, 2014 through December 31, 2016, the Advisor voluntarily waived $6,183.58 in advisory fees for STBF.

Fees paid for Mutual Fund Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:
	2014 Amount Paid	2015 Amount Paid	2016 Amount Paid
GBF	8,410	8,579	8,060
STBF	6,301	5,020	6,061
LCSF	15,603	16,363	15,747
SCSF	17,978	17,244	16,857
INTF	12,190	11,446	10,522
ACF	15,476	16,387	15,587

These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.  As of June 1, 2008 the Trust outsourced basic fund accounting and transfer agency services to Mutual Shareholder Services, LLC.  At that time the Advisor's compensation was reduced to .10% annually for certain fund services including compliance, prospectus writing and filing and other shareholder services still performed.

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 9

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Other Investment Advice.  There is no other Investment Advice to report.

Transfer and Dividend-Paying Agent
Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147

Custodian
     Huntington National Bank,7 Easton Oval, Columbus, OH 43219

Independent Registered Public Accounting Firm
      GOFF BACKA ALFERA & COMPANY, LLC, 3325 Saw Mill Run Blvd., Pittsburgh, PA 15227

Item 20 – PORTFOLIO MANAGERS
Mr. Brett C. Boshco serves as portfolio manager for each Fund. Mr. Boshco does not manage any other investment companies or accounts.

 Item 21 – BROKERAGE ALLOCATION AND OTHER PRACTICES
Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.
The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained. Information to be updated in 485(b) filing.

Brokerage Commissions Paid

Fund	Broker-Dealer	2012	2013	2014	2015	2016	% of Comm Pd in 2016

GBF	Scottrade	114	114	219	125	-	0%
GBF	Convergex	-	-	-	-	10	100%
STBF	Scottrade	34	280	302	161	-	0%
STBF	Convergex	-	-	-	-	5	100%
LCSF	Scottrade	315	476	581	742	-	0%
LCSF	Convergex	-	-	-	165	520	100%
SCSF	Scottrade	371	388	514	652	-	0%
SCSF	Convergex	-	-	-	249	480	100%
INTF	Scottrade	231	515	400	385	-	0%
INTF	Convergex	-	-	-	67	339	100%
ACF	Scottrade	448	770	749	833	-	0%
ACF	Convergex	-	-	-	316	836	100%

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 10

NOTE: Some commissions and payments to broker-dealers may be estimated or not shown if they are not identifiable.  Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. Such purchases or sales of bonds were made during the period through Bank of OK, Scottrade and Sterne Agee.   Broker-dealers may receive 12b-1 "trailer" fees from certain underlying funds purchased through them.  12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds' shareholders.  Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

12b-1 Plan

12b-1 Plan for each Fund except the Class A Shares and Class C Shares of the Alternative Categories Fund

The Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect .
Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.
In 2016 100% of 12b-1 fees* were used to compensate broker-dealers for distribution and service of Fund Shares.    Total amounts were paid as follows:

Purpose or Payee	GBF	STBF	LCSF	SCSF	INTF	ACF
WRP Investments, Inc.	$ 506.94	$53.46	$ 457.00	$ 132.70	$ 64.12	$ 182.28
Dautrich Seiler Fin. Srvcs.	$ -	$ -	$ -	$ -	$ -	$ -
Trustmont Financial Company	$ -	$ -	$ -	$ -	$ -	$ -
Advertising	$ -	$ -	$ -	$ -	$ -	$ -
*Actual cash paid.

12b-1 Plan for the Class A Shares and Class C Shares of the Alternative Categories Fund

Under separate plans pertaining to the Class A and Class C shares of the Alternative Categories Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Act (each, respectively, a "Class A Plan" and "Class C Plan," and collectively, "Plans"), the Alternative Categories Fund may pay a 12b-1 fee of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Under the Class A and Class C Plans, the Alternative Categories Fund may up to 0.25% of  for shareholder servicing activities.  The 12b-1 fees also be used to pay for marketing and distribution activities.  The distribution fees under the Plans may be used to offset the Fund's marketing costs attributable to such Classes, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. The distribution fees may be used to pay additional compensation to dealers and to offset other costs allocated to the distribution activities.
Item 22 – CAPITAL STOCK AND OTHER SECURITIES

The Alternative Categories Fund currently offers four classes of shares for the Fund:  Class A shares, Class C shares, Investor Class Shares and Institutional Class shares.  The other Funds of the Trust do not have designated classes.
Each Fund is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of a Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other classes of a Fund, except that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly, only Class C shares may vote on matters that affect only the Class C Plan. Also only Investor Class shareholders may vote on its 12b-1 Plan.  No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders' meetings may be held from time to time to consider certain matters, including changes to a Fund's fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreements and the election of Trustees when required by the 1940 Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of a Fund does not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 11

time to time, to divide or combine the shares of the Fund into a greater or lesser number of shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by the Fund.
On any matters affecting only one series of the Trust or class of a Fund, only the shareholders of that series of the Trust or class are entitled to vote. On matters relating to the Trust but affecting the series of the Trust differently, separate votes by the affected series of the Trust or classes are required. With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund or class, the matter shall have been effectively acted upon with respect to the Fund or class if a majority of the outstanding voting securities of the Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other series of the Trust or class; and (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.
The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Fund. In addition, subject to certain conditions, shareholders of a Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.
Item 23 – PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED
Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 24 – TAXATION OF THE FUNDS
The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 25 – UNDERWRITERS
There are no underwriters of the Funds.

Item 26 – CALCULATION OF PERFORMANCE DATA
Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:
P(1 + T)n = ERV
where:
P = a hypothetical initial payment of $10,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

Dividends and capital gains are assumed to be reinvested.

Total Return Performance Since May 28, 1997 Public Inception

Item 27 – FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Annual Report of the Funds for the fiscal year ended [December 31, 2017.]  You can obtain a copy of the Annual Report without charge by calling the Funds at 1-888-717-8227.

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 12

STAAR INVESTMENT TRUST

NON-FINANCIAL STATEMENT NOTES
The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.
Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.
A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.
Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.
The Board of Trustees has adopted a number of policies adopted to protect shareholders.  Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.  Among these are:
Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing.  However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.
Personal transactions policy: Independent Trustees and access persons of the Advisor are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust.  Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.
Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.
Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.
Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.
Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the "know your client" principle that governs the collection of personal and/or corporate information from investors.
Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.
Proxy Voting Policy: The Board has adopted a Proxy Voting Policy.

Code of Ethics:  The Board has adopted a code of ethics.
Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below.  The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.
Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.
For a Prospectus and/or copy of the Statement of Additional Information or other information, contact STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or call 1-888-717-8227 (1-888-71STAAR).

STAAR Investment Trust Funds	STATEMENT OF ADDITIONAL INFORMATION	Page 13

Where to Learn More

Mailing Address:  Mailing Address:  Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

Shareholder Services:  Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147
 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com                      Web Site:  www.staarfunds.com

Statement of Additional Information (SAI)
You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Investment Trust at 1-800-332-7738, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.
Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

PART C
OTHER INFORMATION

Item 28. Exhibits

Exhibit Number	Description of Exhibit
(a)(1)	Agreement and Declaration of Trust of the Registrant is filed herewith.

(a)(2)	Certificate of Trust is filed herewith.

(b)	Bylaws of the Registrant is filed herewith.

(c)	See Articles II, V, VI and IX of the Registrant's Agreement and Declaration of Trust as filed herewith. See Articles IV, V, VI and X of the Registrant's Bylaws as filed herewith.

(d)	Investment Advisory Agreement between Registrant and Barrel Park Investments, LLC is filed herewith.

(e)	Not Applicable

(f)	Not Applicable

(g)	Custodian Agreement between Registrant and StarBank is incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed on January 31, 1997.

(h)	Form of Transfer Agency and Shareholder Services Agreement to be filed by amendment.

(i)	Opinion of Counsel and Consent of Counsel to be filed by amendment.

(j)	Consent of Independent Accountants to be filed by amendment.

(k)	Not Applicable

(l)	Not Applicable

(m)(1)	Rule 12b-1 Plan is incorporated by reference to the proxy statement filed August 17, 1998.

(m)(2)	Class A Rule 12b-1 Plan is filed herewith.

(m)(3)	Class C Rule 12b-1 Plan is filed herewith.

(n)	Multiple Class Plan

(o)	Powers of Attorney are filed herewith.

(p)	Board of Trustees Code of Ethics is incorporated by reference to Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A, filed on April 27, 2017.

Item 29. Persons Controlled By Or Under Common Control With Registrant

The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 30. Indemnification

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Under the Declaration of Trust, every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the DSTA, the Bylaws and other applicable law.

Under Article VIII of the Bylaws, the Indemnification provisions are as follows:

To the maximum extent permitted by law, the Trust (or applicable Portfolio) shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding (other than a proceeding by or in the right of the Trust or a Portfolio) by reason of the fact that such person is or was a Covered Person, against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding.

To the maximum extent permitted by law, the Trust (or applicable Portfolio) shall indemnify any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by or in the right of the Trust (or such Portfolio) to procure a judgment in its favor by reason of the fact that such person is or was a Covered Person, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of such proceeding.

Notwithstanding any provision to the contrary contained herein, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of disabling conduct. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in disabling conduct.

Advance Payment of Indemnification Expenses.  To the maximum extent permitted  by law, the Trust or applicable Portfolio shall advance to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition.  To the maximum extent permitted  by law, the Trust or applicable Portfolio may advance to any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Covered Person (other than a Trustee or officer of the Trust) the expenses actually and reasonably incurred by such person in connection with the defense of such proceeding in advance of its final disposition.  Notwithstanding any provision to the contrary contained herein, the Trust shall not advance expenses to any Covered Person (including a Trustee or officer of the Trust) unless:
the Trust or applicable Portfolio has received an undertaking by or on behalf of such Covered Person that the amount of all expenses so advanced will be paid over by such person to the Trust or applicable Portfolio unless it is ultimately determined that such person is entitled to indemnification for such expenses; and
(i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) such Covered Person shall have insured the Trust or applicable Portfolio against losses arising out of any such advance payments, or (iii) either (1) the Trustees, by the vote of a majority of a quorum of qualifying Trustees, or (2) independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.
Determination of Entitlement to Indemnification.  Any indemnification required or permitted under this Article VIII (unless ordered by a court) shall be made by the Trust or applicable Portfolio only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of disabling conduct, or (ii) in cases where there is no liability, he or she has not engaged in disabling conduct.  Such determination shall be made by (i) the vote of a majority of a quorum of qualifying Trustees; or (ii) if there are no such Trustees, or if such Trustees so direct, by independent legal counsel in a written opinion.  Notwithstanding anything to the contrary in Section 2 of this Article VIII, if a determination that a Covered Person engaged in disabling conduct is made in accordance with this Section 3, no further advances of expenses shall be made, and all prior advances, and insurance premiums paid for by the Trust, if applicable, must be repaid.
Contract Rights.  With respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Covered Person, the rights to indemnification conferred in Section 1 of this Article VIII, and with respect to any person who was or is a party or is threatened to be made a party to, or is involved as a witness in, any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, the advancement of expenses conferred in Section 2 of this Article VIII shall be contract rights.  Any amendment, repeal, or modification of, or adoption of any provision inconsistent with, this Article VIII (or any provision hereof) shall not adversely affect any right to indemnification or advancement of expenses granted to any such person pursuant hereto with respect to any act or omission of such person occurring prior to the time of such amendment, repeal, modification, or adoption (regardless of whether the proceeding relating to such acts or omissions is commenced before or after the time of such amendment, repeal, modification, or adoption).  Any amendment or modification of, or adoption of any provision inconsistent with, this Article VIII (or any provision hereof), that has the effect of positively affecting any right to indemnification or advancement of expenses granted to any such person pursuant hereto, shall not apply retroactively to any person who was not serving as a Trustee, officer, employee or agent of the Trust at the time of such amendment, modification or adoption.
Claims.
If (X) a claim under Section 1 of this Article VIII with respect to any right to indemnification is not paid in full by the Trust or applicable Portfolio within sixty days after a written demand has been received by the Trust or applicable Portfolio or (Y) a claim under Section 2 of this Article VIII with respect to any right to the advancement of expenses is not paid in full by the Trust or applicable Portfolio within thirty days after a written demand has been received by the Trust or applicable Portfolio, then the Covered Person seeking to enforce a right to indemnification or to an advancement of expenses, as the case may be, may at any time thereafter bring suit against the Trust or applicable Portfolio to recover the unpaid amount of the claim.
If successful in whole or in part in any suit brought pursuant to Section 5(a) of this Article VIII, or in a suit brought by the Trust or applicable Portfolio to recover an advancement of expenses (whether pursuant to the terms of an undertaking or otherwise), the Covered Person seeking to enforce a right to indemnification or an advancement of expenses hereunder or the Covered Person from whom the Trust or applicable Portfolio sought to recover an advancement of expenses, as the case may be, shall be entitled to be paid by the Trust or applicable Portfolio the reasonable expenses (including attorneys' fees) of prosecuting or defending such suit.
Definitions.  For purposes of this section:  (a) references to "Trust" include any domestic or foreign predecessor entity of this Trust in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction; (b) the term "disabling conduct" means willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Covered Person's office with the Trust or applicable Portfolio; (c) the term "expenses" includes, without limitations, attorneys' fees; (d) the term "proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative; and (e) the term "qualifying Trustee" means any Trustee who is not an interested person (as defined in the 1940 Act) of the Trust and is not a party to the proceeding.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser
Barrel Park Investments, LLC ("Barrel Park"), a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 120 E. 23rd Street, 4th Floor, New York, NY 10010. Barrel Park is primarily engaged in providing investment management services. Additional information regarding Barrel Park, and information as to the officers and directors of BMT Investment Advisers, is included in its Form ADV, as filed with the SEC (File Number 801-111893) and is incorporated herein by reference.

Item 32. Principal Underwriters

Inapplicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

(a) Barrel Park Investments, LLC, located at 120 E. 23rd Street, 4th Floor, New York, NY 10010;

(b) Huntington National Bank,located at 7 Easton Oval, Columbus, OH 43219 for records relating to its function as custodian; and

(c) Mutual Shareholder Services, located at 8000 Town Centre Drive, Broadview Heights, OH 44147 for records relating to its function as transfer and dividend disbursing agent.

Item 34. Management Services

Inapplicable

Item 35. Undertakings

Inapplicable

SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 16th day of February, 2018.

The Staar Investment Trust Registrant

By:	/s/Brett C. Boshco
Brett C. Boshco
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Brett C. Boshco	February 16, 2018
Brett C. Boshco
Trustee, President and Treasurer

/s/Robert Weiss	February 16, 2018
Robert Weiss*
Trustee

/s/Ann Chung	February 16, 2018
Ann Chung*
Trustee

/s/Shiliang Tang	February 16, 2018
Shiliang Tang*
Trustee

*By:	/s/Brett C. Boshco
Brett C. Boshco, Attorney-In-Fact (Pursuant to Powers of Attorney filed herewith.)

Exhibit List

Exhibit No.	Description of Exhibit
(a)(1)	Agreement and Declaration of Trust
(a)(2)	Certificate of Trust
(b)	Bylaws of the Registrant
(d)	Investment Advisory Agreement between Registrant and Barrel Park Investments, LLC
(m)(2)	Class A Rule 12b-1 Plan
(m)(3)	Class C Rule 12b-1 Plan
(n)	Multiple Class Plan
(o)	Powers of Attorney